Investments	3 Months Ended
Mar. 31, 2011
Investments
Investments

(9) Investments

Joint Venture Investments

Zhenjiang Huantai (formerly Jiangsu Huantai) Joint Venture

In May 2010, we entered into an equity method joint venture with Zhenjiang Huantai Silicon Science Ltd. Co. (formerly Jiangsu Huantai Group Co. Ltd) for the manufacture of multicrystalline ingots and wafers in Yangzhong City, Jiangsu Province, China (the "Zhenjiang Huantai JV"). During the quarter ended March 31, 2011, MEMC made an equity contribution of $17.8 million and provided a short-term loan of $3.1 million to the joint venture for working capital requirements. MEMC's total equity investment balance was $56.0 million at March 31, 2011.

Samsung Fine Chemicals Joint Venture

In February 2011, we entered into a joint venture with Samsung Fine Chemicals Co. Ltd. for the construction and operation of a new facility to produce high purity polysilicon in Ulsan, South Korea. The joint venture will manufacture and supply polysilicon to the international markets. MEMC Singapore Pte. Ltd's. ownership of the joint venture will be 50% and Samsung Fine Chemicals Co. Ltd will own the other 50%. MEMC's total debt and equity commitments are expected to be $175.0 million through 2012. As of March 31, 2011, the Company had not invested capital in this joint venture. On April 1, 2011, the Company invested $13.8 million in the joint venture.

Investments Recorded at Fair Value

As of March 31, 2011 and December 31, 2010, the only investment recorded at fair value was an equity security investment in the common stock of a customer ("Gintech"), which investment is classified as a long-term available for sale investment. As of March 31, 2011 and December 31, 2010, the fair value of the investment was $45.7 million and $41.1 million, respectively. The cost basis in the investment is $12.4 million.

The carrying value of short-term and long-term investments consists of the following:

In millions	As of March 31, 2011	As of December 31, 2010
Items measured at fair value on a recurring basis	$45.7	$41.1
Equity method investments	67.2	46.1
Time deposits	0.1	0.1
Equity investments at cost	23.1	23.1

Total investments	136.1	110.4
Less: short-term investments	0.1	0.1

Non-current investments	$136.0	$110.3

There have been no other-than-temporary impairments on our cost method investments, as there have been no identified events or circumstances that would have an adverse effect on the investments as of March 31, 2011.